Stock-Based Compensation Plans	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation Plans [Abstract]
Stock-Based Compensation Plans
Note 9: Stock-Based Compensation Plans
The Company has grants outstanding under seven equity compensation plans, only one of which, the 2005 Equity Incentive Plan (2005 EQIP), is currently available for future grants of equity compensation awards to employees and non-employee directors. Options granted under the Company's equity compensation plans had an exercise price equal to the market value of the underlying common stock on the date of grant and all terms were fixed.
Stock-based compensation expense recognized was as follows:

	Year Ended December 31,
(dollars in millions)	2011	2010	2009

Outstanding restricted and deferred stock unit and award grants	$25.6	$26.0	$18.5
Unvested outstanding stock option grants	11.1	8.5	9.2

Total stock-based compensation expense	$36.7	$34.5	$27.7

The total income statement tax benefit recognized from stock-based compensation arrangements during the years ended December 31, 2011, 2010 and 2009  totaled approximately $13.5 million, $12.7 million and $10.2 million, respectively.

Stock options
Options with terms of seven or ten years have been granted to officers and other key employees of the Company under the 2005 EQIP plan at a fixed exercise price equal to the fair value of the Company's common stock on the date of grant. The options vest in one-third increments each year on the anniversary date following the date of grant, based on continued employment.
A summary of option activity under the Company's stock compensation plans as of and for the year ended December 31, 2011 is presented below:

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (dollars in millions)

Outstanding at January 1, 2011	6,253,118	$34.72	5.30	$100.1
Granted	725,071	51.24
Exercised	(1,176,125)	27.48
Forfeited	(24,108)	39.80
Expired	(20,500)	11.57

Outstanding at December 31, 2011	5,757,456	$38.36	4.55	$63.8

Vested at December 31, 2011 or expected to vest in the future	5,735,564	$38.33	4.53	$63.8

Exercisable at December 31, 2011	3,813,517	$34.78	3.22	$54.9

At
December 31, 2011

Stock-based compensation cost not yet recognized under the straight-line method (dollars in millions)	$18.1

Weighted-average remaining expense recognition period (in years)	1.85

The fair values per share of option grants for the years ended December 31, 2011, 2010 and 2009 were estimated using the Black-Scholes-Merton option pricing formula with the following weighted-average assumptions:

	Year Ended December 31,
	2011	2010	2009

Expected life (in years)	2.8	2.5	2.4
Risk-free interest rate	0.38%	0.46%	1.1%
Volatility	42.6%	43.8%	32.0%
Expected dividend yield	0.0%	0.0%	0.0%

    The Company determined the assumptions involving the expected life of its options and volatility rates based primarily on historical data and consideration of expectations for the future.
The above assumptions and market prices of the Company's common stock at the date of option exercises resulted in the following values:

	Year Ended December 31,
	2011	2010	2009

Grant-date fair value per option	$14.47	$11.78	$8.10
Intrinsic value of options exercised (dollars in millions)	$31.5	$63.4	$23.5
Average intrinsic value per share of options exercised	$26.79	$22.46	$19.26

Restricted and deferred stock units and awards
Grants of restricted stock units are made to officers and key employees. The restricted stock units granted generally provide for vesting in one-third increments each year or three-year 100% cliff vesting on the third anniversary of the date of grant, based on continued employment.
Non-employee directors are entitled to receive an annual number of deferred stock units that is equal to a value of $250,000 determined on the day following the Company's annual meeting of stockholders or, if a director's election to the Board occurs between annual meetings of stockholders, the initial grant of deferred stock units is based on a pro-rata portion of the annual grant amount equal to the remaining number of months in the board year until the next annual meeting of stockholders.  These units, which have no exercise price and no expiration date, vest in one-fourth increments quarterly over the following year but cannot be converted into common stock until the earlier of termination of Board service or three years, although Board members have the ability to voluntarily defer conversion for a longer period of time.
A summary of restricted and deferred stock unit award activity under the Company's stock compensation plans as of and for the year ended December 31, 2011 is presented below:

Restricted and Deferred Stock Units	Number	Weighted-Average Grant Date Fair Value

Nonvested at January 1, 2011	1,941,399	$35.02
Granted	682,246	50.67
Vested	(661,146)	50.89
Forfeited	(53,144)	38.99

Nonvested at December 31, 2011	1,909,355	$30.25

At December 31, 2011

Stock-based compensation cost not yet recognized under the straight-line method (dollars in millions)	$34.7

Weighted-average remaining expense recognition period (in years)	1.56

Information on restricted and deferred stock units granted and vesting during the three years ended December 31, 2011 follows:

	Year Ended December 31,
	2011	2010	2009

Number of units granted with performance conditions	139,191	211,804	–
Intrinsic value of units vesting (dollars in millions)	$36.9	$29.2	$11.0
Total number of units granted	682,246	806,041	616,904
Weighted average grant date fair value per unit	$50.67	$41.81	$25.44

The fair value of restricted and deferred stock units is determined based on the closing trading price of the Company's common stock on the grant date.
At December 31, 2011, 4,455,368 shares were reserved for future grants of options, deferred stock units, restricted stock units and other awards. The Company may issue either treasury shares or newly issued shares of its common stock in satisfaction of these awards.